Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 33.9%
U.S. Government Obligations — 33.9%
U.S. Treasury Bonds	5.000%	5/15/45	$10,000	$10,170
U.S. Treasury Bonds	3.000%	2/15/49	1,570,000	1,140,856
U.S. Treasury Bonds	2.875%	5/15/49	600,000	424,465
U.S. Treasury Bonds	1.375%	8/15/50	30,000	14,503
U.S. Treasury Bonds	4.500%	11/15/54	380,000	354,810
U.S. Treasury Notes	4.875%	11/30/25	710,000	711,100
U.S. Treasury Notes	3.875%	3/31/27	90,000	90,244
U.S. Treasury Notes	3.875%	5/31/27	120,000	120,412
U.S. Treasury Notes	3.875%	6/15/28	130,000	131,021
U.S. Treasury Notes	3.625%	8/15/28	250,000	250,342
U.S. Treasury Notes	2.625%	7/31/29	1,730,000	1,667,186
U.S. Treasury Notes	3.875%	11/30/29	290,000	292,509
U.S. Treasury Notes	4.125%	11/30/29	230,000	234,250
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,285
U.S. Treasury Notes	4.000%	3/31/30	50,000	50,693
U.S. Treasury Notes	3.875%	6/30/30	1,280,000	1,290,650
U.S. Treasury Notes	3.875%	7/31/30	240,000	241,969
U.S. Treasury Notes	4.000%	7/31/30	530,000	537,039
U.S. Treasury Notes	4.000%	1/31/31	1,220,000	1,234,750
U.S. Treasury Notes	4.125%	2/29/32	13,460,000	13,649,018
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,694,443
U.S. Treasury Notes	4.000%	4/30/32	13,670,000	13,751,700
U.S. Treasury Notes	4.000%	6/30/32	14,650,000	14,727,828
U.S. Treasury Notes	4.000%	7/31/32	30,000	30,141
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,327,917
U.S. Treasury Notes	3.875%	8/15/34	640,000	627,537
U.S. Treasury Notes	4.250%	11/15/34	100,000	100,678
U.S. Treasury Notes	4.250%	5/15/35	10,000	10,034
U.S. Treasury Notes	4.250%	8/15/35	160,000	160,337
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,572,398

Total U.S. Government & Agency Obligations (Cost — $69,235,354)				68,459,285
Corporate Bonds & Notes — 25.0%
Communication Services — 2.1%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	180,000	174,414
AT&T Inc., Senior Notes	4.700%	8/15/30	230,000	233,580
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	129,954
NTT Finance Corp., Senior Notes	4.876%	7/16/30	480,000	487,571 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	129,127
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	434,000	380,981
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	663,395
Total Diversified Telecommunication Services				2,199,022
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	38,000	37,456
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.000%	5/15/30	$100,000	$100,669
Alphabet Inc., Senior Notes	4.500%	5/15/35	50,000	49,614
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	150,000	150,821
Total Interactive Media & Services				301,104
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	112,882
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,945
Comcast Corp., Senior Notes	3.300%	4/1/27	140,000	138,494
Comcast Corp., Senior Notes	4.150%	10/15/28	80,000	80,267
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	58,040
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,116
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	185,111
Total Media				594,855
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	70,000	69,580
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	770,000	754,366
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	108,715
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	113,800
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	101,174
Total Wireless Telecommunication Services				1,147,635

Total Communication Services				4,280,072
Consumer Discretionary — 0.9%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	365,467
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	92,510
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	284,378 (a)
Total Automobiles				742,355
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	125,612
Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	158,572
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,964
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	145,488
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,430
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,881
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	130,000	132,158 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	112,925 (a)
Total Hotels, Restaurants & Leisure				688,418
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	210,000	195,797
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,497

Total Consumer Discretionary				1,761,679
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 1.4%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	$300,000	$292,028
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	69,807
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	133,923 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	280,000	285,973 (a)
Total Food Products				419,896
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	280,000	287,163
Tobacco — 0.9%
Altria Group Inc., Senior Notes	6.200%	11/1/28	400,000	423,075
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,955
Altria Group Inc., Senior Notes	2.450%	2/4/32	750,000	653,361
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,962
BAT Capital Corp., Senior Notes	5.350%	8/15/32	60,000	61,800
BAT Capital Corp., Senior Notes	6.000%	2/20/34	150,000	159,286
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	20,530
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	81,727
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	9,102
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	103,375
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	130,000	132,891
Total Tobacco				1,708,064

Total Consumer Staples				2,776,958
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	130,000	127,210
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	27,476 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	150,000	151,449 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	52,960 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,772
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,813 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	600,000	596,264
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	210,000	209,772
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	98,030
Energy Transfer LP, Senior Notes	5.550%	2/15/28	500,000	514,771
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	223,049
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	270,000	271,289
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	290,000	279,542
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,282
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	195,893
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,479
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	170,000	175,295 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	270,000	273,308 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	650,000	585,599 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	230,000	233,072
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	$100,000	$97,687
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	110,000	113,857
ONEOK Inc., Senior Notes	5.550%	11/1/26	310,000	313,743
ONEOK Inc., Senior Notes	5.650%	11/1/28	90,000	93,531
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,133
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	169,736
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	520,000	423,082 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	116,266
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	180,000	161,559
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	390,000	352,527 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	195,827 (a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,704 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	390,000	392,463
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	150,000	151,288
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	60,000	60,198
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	10,063
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	650,000	684,579
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	170,000	168,725
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	108,631

Total Energy				7,790,924
Financials — 8.6%
Banks — 5.9%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	399,440 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	285,681 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	220,000	198,763 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	502,000	493,364 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	366,065 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	377,768 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	890,000	882,781 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	170,403 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	160,125
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	400,000	407,680 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	378,137 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	516,518 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	200,000	202,407 (a)(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	206,770 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	$750,000	$740,771 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	468,391 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	219,579 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	320,000	322,045 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	351,032
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	505,516 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	420,000	420,191 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	287,729 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	338,765 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	520,000	524,192 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	490,000	499,700 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	250,000	255,627 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	110,000	105,955
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	168,347
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	131,519 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	97,239 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	198,011 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	306,019
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	129,130 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	80,304 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	180,000	186,960 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	300,000	311,057 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	210,865
Total Banks				11,904,846
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	380,000	371,403 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	152,249
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	230,000	250,045 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	238,073
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	240,000	237,544 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	300,000	300,013 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	260,000	259,887
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	150,305
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	260,000	242,384 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	$280,000	$277,235 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	203,889 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	830,000	856,152 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	230,000	229,573 (a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	323,934 (a)(b)
Total Capital Markets				4,092,686
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	100,275
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	352,722
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	384,940
Total Financial Services				737,662
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	290,000	298,627
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,942
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	209,452 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	36,323 (a)
Total Insurance				554,344

Total Financials				17,389,813
Health Care — 2.3%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	128,330
AbbVie Inc., Senior Notes	4.800%	3/15/29	450,000	460,830
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	453,011
Total Biotechnology				1,042,171
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	130,000	135,575
Solventum Corp., Senior Notes	5.450%	3/13/31	140,000	146,592
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	290,918
Total Health Care Equipment & Supplies				573,085
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	180,000	181,005
CVS Health Corp., Senior Notes	3.625%	4/1/27	360,000	356,727
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	130,954
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	125,620
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	86,613
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	129,554
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	154,084
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,428
Humana Inc., Senior Notes	3.700%	3/23/29	350,000	343,152
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	84,831
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	320,000	318,415
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	62,541
Total Health Care Providers & Services				1,983,924
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	$20,000	$20,066
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	114,477
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,271
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	380,000	380,885
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	250,000	247,183
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	88,376
Pfizer Inc., Senior Notes	1.700%	5/28/30	190,000	170,158
Total Pharmaceuticals				1,031,416

Total Health Care				4,630,596
Industrials — 1.5%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	5.150%	5/1/30	120,000	123,131
Boeing Co., Senior Notes	6.528%	5/1/34	120,000	131,493
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	530,000	537,771
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	370,000	359,255
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	9,148
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	172,872
Total Aerospace & Defense				1,333,670
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	93,974
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	55,180
Total Building Products				149,154
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	385,791
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	250,000	207,819
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	220,000	226,988
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust	3.375%	5/1/27	469,549	461,079
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	163,856

Total Industrials				2,928,357
Information Technology — 2.3%
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Inc., Senior Notes	4.600%	7/15/30	110,000	111,091
Broadcom Inc., Senior Notes	3.137%	11/15/35	490,000	414,778 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	749,658 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	168,469
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	120,680
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	81,965
Micron Technology Inc., Senior Notes	5.650%	11/1/32	130,000	135,981
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	115,534
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	50,000	50,526
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,010
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,129,430
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	$940,000	$854,959
Total Semiconductors & Semiconductor Equipment				3,942,081
Software — 0.4%
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	121,766
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	82,551
Synopsys Inc., Senior Notes	4.650%	4/1/28	210,000	212,878
Synopsys Inc., Senior Notes	4.850%	4/1/30	320,000	326,497
Total Software				743,692

Total Information Technology				4,685,773
Materials — 0.9%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	380,682 (a)
OCP SA, Senior Notes	4.500%	10/22/25	350,000	349,930 (a)
Total Chemicals				730,612
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	60,909 (a)
Metals & Mining — 0.3%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	10,191
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	371,002 (a)
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	230,000	236,521 (a)
Total Metals & Mining				617,714
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	170,000	171,590 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	350,000	310,251
Total Paper & Forest Products				481,841

Total Materials				1,891,076
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	197,733 (a)

Utilities — 1.0%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	124,524 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	187,784
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	270,000	268,148
Georgia Power Co., Senior Notes	5.200%	3/15/35	40,000	40,627
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,870
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	72,006 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	400,000	383,560
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	350,000	360,030
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	390,692 (a)
Total Electric Utilities				1,837,241
Multi-Utilities — 0.1%
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	180,000	182,057

Total Utilities				2,019,298
Total Corporate Bonds & Notes (Cost — $50,870,507)				50,352,279
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — 10.8%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.694%	8/20/42	$110,000	$109,931 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.602%	6/17/39	473,060	473,433 (a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.324%	12/16/36	640,000	641,676 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	58,248	56,795 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	261,189	260,732 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	6.100%	8/15/42	490,000	491,532 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	282,399	274,888 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	400,238	384,899 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	239,392	200,356 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	170,626	154,218 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	257,702	227,796 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	338,070 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	632,735	581,827 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	791,305	668,057 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	361,079	319,671 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	2,396,808	43,134 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.078%	5/25/29	1,832,251	53,361 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.500%	1/25/30	3,100,000	167,411 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.438%	1/25/30	3,263,614	160,025 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	6,482,349	170,796 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	584,384
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	168,339	2,353
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	1.793%	9/15/42	178,593	15,212 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	178,246	150,230
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	652,720	103,609
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	497,470	83,286
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	144,725	24,747
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	73,899	10,246
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	266,643	234,873
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	90,841
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.648%	12/25/54	100,696	101,062 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.648%	12/25/54	95,626	96,090 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.643%	8/15/44	65,509	7,141 (b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	225,331	219,558
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	200,000	192,834 (b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	324,933	297,706
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.687%	6/25/43	$13,562	$1,556 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	220,069	7,460
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.487%	12/25/43	16,384	1,852 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	283,669	245,554
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.737%	11/25/47	21,589	2,217 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	246,837	229,984
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	556,911
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	136,079	23,110
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	648,318	564,630
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,904,489	356,922
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	651,744	105,055
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,401,014	222,254
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	185,364	165,444
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	139,617	133,994
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	12,223	2,292
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	882,378	206,654
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.792%	8/20/58	20,519	20,512 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.892%	11/20/60	126,025	125,999 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.942%	2/20/61	24,500	24,514 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.942%	3/20/61	21,884	21,895 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.203%	4/16/53	890,503	1,894 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.792%	12/20/62	71,394	71,320 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.351%	4/16/47	2,787,755	18,928 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.139%	6/16/54	97,778	46 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.183%	8/16/54	1,043,110	3,718 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.185%	5/16/55	822,045	4,965 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.366%	8/16/54	761,061	5,887 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	176,167	169,031
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	161,775	147,082
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	5.692%	4/20/70	58,147	59,005 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	128,811	128,240
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	193,704	193,119
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	2,784,851	255,902 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	578,855	478,276
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	72,920	63,686
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	166,124
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,484,358	1,111,915
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,979,143	105,249 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	$8,005,935	$338,135 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.823%	1/15/43	250,000	250,170 (a)(b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.848%	5/18/42	200,000	200,639 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	408,991	399,291 (a)(b)
Morgan Stanley Capital I Trust, 2021-L6 C	3.573%	6/15/54	250,000	209,589 (b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	219,132	211,270 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	403,922	390,029 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	220,839	197,309 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	261,892	215,632 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	384,595	317,545 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	341,928	292,907 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	843,067	718,464 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	361,604	323,141 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	693,980	704,384 (a)
SACO I Trust, 2007-VA1 A	—	6/25/21	773	608 *(a)(b)(d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.806%	2/15/42	460,000	457,294 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.650%	6/25/57	1,010,000	852,364 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.281%	8/25/34	586,279	572,608 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	5.177%	11/25/34	171,832	166,212 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.157%	7/25/45	1,115,300	1,067,510 (b)

Total Collateralized Mortgage Obligations (Cost — $22,898,473)				21,881,077
Asset-Backed Securities — 8.5%
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	360,000	361,249 (a)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	120,000	121,252 (a)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.695%	4/20/38	310,000	310,369 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.351%	10/20/34	440,000	440,330 (a)(b)(e)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.421%	10/25/38	580,000	580,435 (a)(b)(e)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	979,439 (a)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	5.424%	4/15/34	290,000	289,500 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	410,435 (a)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.955%	1/20/37	370,000	371,920 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.715%	10/20/37	1,000,000	1,000,923 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.852%	4/22/37	750,000	751,462 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	811,449	768,040 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	5.925%	4/20/37	1,500,000	1,508,007 (a)(b)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	5.525%	3/28/38	270,000	270,508 (a)(b)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	370,000	375,953
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.875%	4/20/37	780,000	781,581 (a)(b)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	468,019 (a)
HINNT LLC, 2025-A A	5.010%	3/15/44	146,381	148,362 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.717%	1/21/35	330,000	330,824 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	842,510	789,954 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.187%	10/20/30	550,000	551,586 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	5.513%	6/25/69	$144,938	$145,162 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	440,000	442,747 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.645%	11/14/34	750,000	750,038 (a)(b)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	5.481%	10/25/38	360,000	360,270 (a)(b)(e)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.804%	7/20/38	480,000	482,808 (a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	5.667%	4/20/34	510,000	511,020 (a)(b)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	1,187,038	1,223,521 (a)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	1,080,702	1,107,005 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.525%	4/20/38	280,000	280,071 (a)(b)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.471%	10/21/38	300,000	300,225 (a)(b)(e)

Total Asset-Backed Securities (Cost — $17,379,057)				17,213,015
Mortgage-Backed Securities — 4.7%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	571,643	479,699
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 4/1/42	1,577,864	1,355,840
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	395,367	360,957
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53- 4/1/54	415,853	422,991
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	160,722	166,458
Total FHLMC				2,785,945
FNMA — 2.0%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	798,069	681,527
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	215,551	224,722
Federal National Mortgage Association (FNMA)	2.000%	10/1/41- 5/1/42	445,269	382,474
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	89,658	74,687
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 6/1/52	852,650	761,581
Federal National Mortgage Association (FNMA)	5.500%	2/1/53- 6/1/54	345,758	350,947
Federal National Mortgage Association (FNMA)	4.500%	9/1/53- 8/1/58	115,374	112,752
Federal National Mortgage Association (FNMA)	4.500%	9/1/55	300,000	288,583 (f)
Federal National Mortgage Association (FNMA)	5.000%	9/1/55	200,000	197,272 (f)
Federal National Mortgage Association (FNMA)	3.000%	9/15/55	300,000	259,956 (f)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	127,360	119,309
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	451,936	406,313
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)	6.385%	5/1/43	222,864	230,026 (b)
Total FNMA				4,090,149
GNMA — 1.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	194,483	176,271
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$25,420	$23,951
Government National Mortgage Association (GNMA)	3.500%	5/15/50	132,347	121,056
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	455,070	446,390
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	81,543	74,284
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	391,393	341,877
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	310,318	290,945
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	477,174	403,454
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	236,842	236,407
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	421,381	426,576
Total GNMA				2,541,211

Total Mortgage-Backed Securities (Cost — $9,736,075)				9,417,305
Sovereign Bonds — 2.0%
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	321,812
Colombia — 0.2%

Colombia Government International Bond, Senior Notes	5.200%	5/15/49	520,000	381,904
Israel — 0.1%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	306,550
Mexico — 0.5%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	300,000	304,605 (a)
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	287,063
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	483,004
Total Mexico				1,074,672
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	280,000	282,604
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	105,624
Total Peru				388,228
Supranational — 0.6%

Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,240,857
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	324,148

Total Sovereign Bonds (Cost — $4,534,933)				4,038,171
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,114,410)	1.875%	7/15/34	1,089,648	1,105,014
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.000	9/12/25	117	$292,500	4,388
3-Month SOFR Futures, Call @ $96.125	9/12/25	75	187,500	937
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
3-Month SOFR Futures, Call @ $96.625	9/12/25	26	$65,000	$163
3-Month SOFR Futures, Call @ $96.250	12/12/25	56	140,000	18,200
3-Month SOFR Futures, Call @ $96.750	6/12/26	79	197,500	58,263
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	9/5/25	58	58,000	13,594
U.S. Treasury 5-Year Notes Futures, Put @ $109.000	9/5/25	58	58,000	4,078
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $112.750	9/5/25	33	33,000	7,734
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $111.750	9/5/25	17	17,000	1,328
U.S. Treasury 10-Year Notes Futures, Call @ $112.250	9/26/25	33	33,000	25,266
U.S. Treasury 10-Year Notes Futures, Call @ $113.000	9/26/25	33	33,000	14,953
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000	9/5/25	25	25,000	8,203
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000	9/26/25	12	12,000	11,437
U.S. Treasury Long-Term Bonds Futures, Put @ $113.000	9/5/25	33	33,000	6,703

Total Purchased Options (Cost — $305,811)				175,247
Total Investments before Short-Term Investments (Cost — $176,074,620)				172,641,393
	Rate		Shares
Short-Term Investments — 13.6%
Money Market Funds — 13.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $27,039,859)	4.246%		27,039,859	27,039,859 (g)(h)
		Maturity Date	Face Amount
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $378,445)	4.486%	10/6/25	$380,000	378,359 (i)

Total Short-Term Investments (Cost — $27,418,304)				27,418,218
Total Investments — 99.2% (Cost — $203,492,924)				200,059,611
Other Assets in Excess of Liabilities — 0.8%				1,697,170
Total Net Assets — 100.0%				$201,756,781

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	The maturity principal is currently in default as of August 31, 2025.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2025, the Fund held TBA securities with a total cost of $743,402.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $27,039,859 and the cost was $27,039,859 (Note 2).

(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	60	$150,000	$(7,500)
3-Month SOFR Futures, Call	12/12/25	96.750	56	140,000	(4,550)
3-Month SOFR Futures, Call	9/11/26	97.500	29	72,500	(12,325)
3-Month SOFR Futures, Put	12/12/25	95.375	56	140,000	(350)
U.S. Treasury 5-Year Notes Futures, Call	9/26/25	110.250	58	58,000	(10,422)
U.S. Treasury 5-Year Notes Futures, Put	9/26/25	108.500	58	58,000	(5,438)
U.S. Treasury 10-Year Notes Futures, Call	9/26/25	113.750	66	66,000	(16,500)
U.S. Treasury 10-Year Notes Futures, Call	9/26/25	114.500	131	131,000	(18,422)
U.S. Treasury 10-Year Notes Futures, Call	10/24/25	114.000	66	66,000	(26,812)
U.S. Treasury 10-Year Notes Futures, Put	9/26/25	109.500	65	65,000	(2,031)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	119.000	24	24,000	(10,125)
Total Exchange-Traded Written Options (Premiums received — $183,009)					$(114,475)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	109	3/26	$26,157,497	$26,222,675	$65,178
3-Month SOFR	74	3/27	17,790,111	17,949,625	159,514
U.S. Treasury 2-Year Notes	45	12/25	9,367,022	9,384,258	17,236
U.S. Treasury 5-Year Notes	186	12/25	20,298,866	20,361,187	62,321
U.S. Treasury 10-Year Notes	239	12/25	26,767,089	26,887,500	120,411
					424,660
Contracts to Sell:
3-Month SOFR	20	12/25	4,798,708	4,795,250	3,458
U.S. Treasury Long-Term Bonds	54	12/25	6,180,376	6,169,500	10,876
U.S. Treasury Ultra 10-Year Notes	22	12/25	2,504,212	2,516,938	(12,726)
U.S. Treasury Ultra Long-Term Bonds	53	12/25	6,195,376	6,177,812	17,564
					19,172
Net unrealized appreciation on open futures contracts					$443,832

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$20,976,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$81,439	$(669)	$82,108
	21,463,000	5/31/32	3.490% annually	Daily SOFR Compound annually	(48,556)	61,726	(110,282)
	4,899,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(55,153)	(11,511)	(43,642)
Total	$47,338,000				$(22,270)	$49,546	$(71,816)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$17,628,000	6/20/30	1.000% quarterly	$380,654	$314,754	$65,900

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.340%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$68,459,285	—	$68,459,285
Corporate Bonds & Notes	—	50,352,279	—	50,352,279
Collateralized Mortgage Obligations	—	21,881,077	—	21,881,077
Asset-Backed Securities	—	17,213,015	—	17,213,015
Mortgage-Backed Securities	—	9,417,305	—	9,417,305
Sovereign Bonds	—	4,038,171	—	4,038,171
U.S. Treasury Inflation Protected Securities	—	1,105,014	—	1,105,014
Purchased Options	$175,247	—	—	175,247
Total Long-Term Investments	175,247	172,466,146	—	172,641,393
Short-Term Investments†:
Money Market Funds	27,039,859	—	—	27,039,859
U.S. Government Agencies	—	378,359	—	378,359
Total Short-Term Investments	27,039,859	378,359	—	27,418,218
Total Investments	$27,215,106	$172,844,505	—	$200,059,611
Other Financial Instruments:
Futures Contracts††	$456,558	—	—	$456,558
Centrally Cleared Interest Rate Swaps††	—	$82,108	—	82,108
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	65,900	—	65,900
Total Other Financial Instruments	$456,558	$148,008	—	$604,566
Total	$27,671,664	$172,992,513	—	$200,664,177
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$114,475	—	—	$114,475
Futures Contracts††	12,726	—	—	12,726
Centrally Cleared Interest Rate Swaps††	—	$153,924	—	153,924
Total	$127,201	$153,924	—	$281,125

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected

Western Asset Intermediate Bond Fund 2025 Quarterly Report

in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,152,718	$33,525,526	33,525,526	$23,638,385	23,638,385

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$191,064	—	$27,039,859

Western Asset Intermediate Bond Fund 2025 Quarterly Report